Maximum Credit Risk for these Financial Instruments (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD
Derivative [Line Items]
Cash and cash equivalents and restricted cash	$ 39,936	20,452
Other current assets		833
Accounts receivable	79,680	14,904
Allowance for Doubtful Accounts	(4,382)	(4,360)	(385)
Notes Receivable	2,201	20,747
Fair Value, Concentration of Risk, Derivative Instruments, Assets, Total	$ 117,435	56,936